Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000030126
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Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

RMB Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The RMB Fund (the “Fund”) seeks capital appreciation, mainly long term. There can be no assurance that the Fund will be successful in achieving its investment objective.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is generally of lesser importance, meaning that it is a secondary goal.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 30 of this prospectus and the “Purchase and Redemption of Shares” section of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

PORTFOLIO TURNOVER

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The first Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, followed by an Example that assumes you do not redeem your shares at the end of the periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing in a diverse portfolio primarily consisting of common stocks.

The Fund invests in large-capitalization stocks (for the purposes of the Fund, these are stocks of companies with market capitalizations similar to those of companies included in the Russell 1000® Index or the S&P 500® Index), which are usually issued by well-established companies. These companies generally maintain a sound financial base and offer a variety of product lines and businesses. As compared with smaller-capitalization companies, securities of large-capitalization companies historically have involved less market risk and lower long-term market returns.

In managing the Fund's stock portfolio, the adviser uses sector research, which focuses on selecting the sectors the Fund will invest in (e.g., top-down research). The Fund seeks to reduce risk by diversifying across many different industries and economic sectors, but may emphasize certain sectors or groups of industries. In selecting individual stocks, the adviser looks for companies that appear to have the following characteristics:

•          Potential for sustained operating and revenue growth

•          Product leadership and strong management teams that focus on enhancing shareholder value

•          Companies with histories of paying regular dividends

•          Securities that appear undervalued by the market or that seem to be poised to benefit from restructuring or similar business changes

Under normal conditions, the Fund intends to remain fully invested with only minimal investments in cash, short-term debt instruments or money market funds. In unusual circumstances, the Fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the Fund would be assuming a temporary defensive position and would not be pursuing its primary investment objective.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund's share price fluctuates, which means you could lose money by investing in the Fund. The Fund is not a complete investment program and should be considered only as part of an investment portfolio. The principal risks of investing in the Fund are summarized as follows:

Any of the following situations could cause the Fund to lose money or underperform in comparison with its peer group:

•          Market Risk - This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation. The risk would be greater if any of the categories of securities that the Fund emphasizes - large-capitalization stocks or particular sectors or groups of industries - fell out of favor with the market. Companies in the Fund's portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•          Common Stock Risk - The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•          Management Risk - The Fund is subject to management risk because it is an actively managed investment portfolio. The adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Fund's management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•          Large-Cap Company Risk - Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•          Dividend Risk - This is the risk than an issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The Fund's performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the Fund to lose money or underperform in comparison with its peer group:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PAST PERFORMANCE

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance. Returns shown for periods prior to July 1, 2016 were generated under the management of the Fund's former investment adviser.

The bar chart shows the annual total returns of the Fund's Class A shares for each of the last ten calendar years. The returns in the bar chart do not include the effect of Class A shares' front-end sales charges. These figures would be lower if they reflected such sales charges. The table presents the Fund's average annual total returns over 1-, 5- and 10-year periods compared to the S&P 500® Index Total Return, which represents a broad measure of market performance and the reinvestment of dividends in the index, S&P 500® Index (price return), which represents a broad measure of market performance without the reinvestment of dividends in the index, and the Morningstar Large Growth Category average, which represents the performance of the Fund's peer group. The funds included in the Morningstar Large Growth Category are determined by Morningstar, Inc. The Fund's performance figures assume that all distributions were reinvested in the Fund and do not reflect the deduction of the Fund's maximum sales charges or its annual operating expenses. Updated performance information may be obtained on the Fund's website at www.rmbfunds.com or by calling 1-800-462-2392.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-462-2392.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rmbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Return for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not include the effect of Class A shares’ front-end sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 14.79% in 1st Quarter of 2012 Worst Quarter: (20.20)% in 4th Quarter of 2008
Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns (For the following periods ended 12/31/2016)

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund’s performance figures assume that all distributions were reinvested in the Fund and do not reflect the deduction of the Fund’s maximum sales charges or its annual operating expenses.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares; after-tax returns for Class C and Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Narrative [Text Block]	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns are shown only for Class A shares; after-tax returns for Class C and Class I shares will vary.

| | S&P 500® Index Total Return (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.96%	[1]
5 years	rr_AverageAnnualReturnYear05	14.66%	[1]
10 years	rr_AverageAnnualReturnYear10	6.95%	[1]
| | S&P 500® Index (price return) (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.54%
5 years	rr_AverageAnnualReturnYear05	12.23%
10 years	rr_AverageAnnualReturnYear10	4.67%
| | Morningstar Large Growth Category (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.60%
5 years	rr_AverageAnnualReturnYear05	12.95%
10 years	rr_AverageAnnualReturnYear10	6.58%
| | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge on purchases (load) (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Redemption fee (as a % of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Shareholder Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Extraordinary Expense	ck0000030126_ExtraordinaryExpense	0.08%	[2]
Total Annual Fund Operating Expenses after Extraordinary Expense	rr_NetExpensesOverAssets	1.63%
1 year	rr_ExpenseExampleYear01	$ 657
3 years	rr_ExpenseExampleYear03	972
5 years	rr_ExpenseExampleYear05	1,310
10 years	rr_ExpenseExampleYear10	2,260
1 year	rr_ExpenseExampleNoRedemptionYear01	657
3 years	rr_ExpenseExampleNoRedemptionYear03	972
5 years	rr_ExpenseExampleNoRedemptionYear05	1,310
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,260
Annual Return 2007	rr_AnnualReturn2007	15.31%
Annual Return 2008	rr_AnnualReturn2008	(38.30%)
Annual Return 2009	rr_AnnualReturn2009	31.11%
Annual Return 2010	rr_AnnualReturn2010	22.45%
Annual Return 2011	rr_AnnualReturn2011	5.40%
Annual Return 2012	rr_AnnualReturn2012	12.57%
Annual Return 2013	rr_AnnualReturn2013	24.28%
Annual Return 2014	rr_AnnualReturn2014	8.04%
Annual Return 2015	rr_AnnualReturn2015	1.52%
Annual Return 2016	rr_AnnualReturn2016	1.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.20%)
1 year	rr_AverageAnnualReturnYear01	(3.76%)
5 years	rr_AverageAnnualReturnYear05	8.12%
10 years	rr_AverageAnnualReturnYear10	5.93%
| | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(9.87%)	[3]
5 years	rr_AverageAnnualReturnYear05	5.55%	[3]
10 years	rr_AverageAnnualReturnYear10	4.49%	[3]
| | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.04%	[3]
5 years	rr_AverageAnnualReturnYear05	6.41%	[3]
10 years	rr_AverageAnnualReturnYear10	4.77%	[3]
| | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee (as a % of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Shareholder Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Extraordinary Expense	ck0000030126_ExtraordinaryExpense	0.09%	[2]
Total Annual Fund Operating Expenses after Extraordinary Expense	rr_NetExpensesOverAssets	2.39%
1 year	rr_ExpenseExampleYear01	$ 342
3 years	rr_ExpenseExampleYear03	727
5 years	rr_ExpenseExampleYear05	1,238
10 years	rr_ExpenseExampleYear10	2,643
1 year	rr_ExpenseExampleNoRedemptionYear01	242
3 years	rr_ExpenseExampleNoRedemptionYear03	727
5 years	rr_ExpenseExampleNoRedemptionYear05	1,238
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,643
1 year	rr_AverageAnnualReturnYear01	(0.19%)
5 years	rr_AverageAnnualReturnYear05	8.41%
10 years	rr_AverageAnnualReturnYear10	5.68%
| | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a % of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.70%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Total Annual Fund Operating Expenses after Extraordinary Expense	rr_NetExpensesOverAssets	1.30%
1 year	rr_ExpenseExampleYear01	$ 132
3 years	rr_ExpenseExampleYear03	412
5 years	rr_ExpenseExampleYear05	713
10 years	rr_ExpenseExampleYear10	1,568
1 year	rr_ExpenseExampleNoRedemptionYear01	132
3 years	rr_ExpenseExampleNoRedemptionYear03	412
5 years	rr_ExpenseExampleNoRedemptionYear05	713
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,568
1 year	rr_AverageAnnualReturnYear01	(3.76%)	[5]
5 years	rr_AverageAnnualReturnYear05	8.12%	[5]
10 years	rr_AverageAnnualReturnYear10	5.93%	[5]

[1]	This benchmark was added as an additional measure of the Fund's performance as it is more representative of the Fund's calculation of performance, which assumes that all distributions were reinvested in the Fund.
[2]	Extraordinary Expenses incurred in connection with the non-renewal of the former adviser's investment advisory agreement.
[3]	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
[4]	Class I shares commenced investment operations on February 1, 2017. The ratio of "Other expenses" provided in this table is an estimate based on the ratio of "Other expenses" of another share class of the Fund, as adjusted for the Class I shares anticipated expenses.
[5]	Class I shares commenced investment operations on February 1, 2017. Performance shown prior to February 1, 2017 for the Class I shares reflects the performance of Class A shares. Class I shares are not subject to the front-end sales charge or distribution and shareholder service (12b-1) fees applicable to Class A shares, which reduce the performance shown for the Class I shares.